S000034352 [Member] Investment Objectives and Goals - FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® iBoxx® 5-Year Target Duration TIPS Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the iBoxx 5-Year Target Duration TIPS Index (the “Underlying Index”).